Securities, 424I - Securities, 424I: 1	Jan. 15, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Class A Common Stock, par value US$0.0001 per share (2)
Fee Rate	0.00014%
Amount of Registration Fee	$ 3,573.34